Note 5 - Related Party License Agreements (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Original [Member] BSC Neuro Agreement [Member]	Dec. 31, 2012 Amended [Member] BSC Neuro Agreement [Member]	Dec. 31, 2012 BSC Neuro Agreement [Member]	Dec. 31, 2012 BSC Cardiac Agreement [Member]	Dec. 31, 2008 BSC Cardiac Agreement [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments				$ 1,600,000	$ 800,000
Related Party Transaction, Potential Incentive Payments						500,000
Revenue from Related Parties	3,346,374	2,600,000	2,600,000			746,000		13,000,000
Related Party Transaction, Deferred Revenue Recognition Period							5 years
Deferred Revenue, Current	$ 112,725						$ 650,000